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                          UMB INVESTMENT SERVICES GROUP
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414.299.2000



September 28, 2005


Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  Blue Rock Market Neutral Fund, LLC

Ladies and Gentlemen:

On behalf of the Blue Rock Market Neutral Fund, LLC (the "Fund"), enclosed herewith is the Fund's tender offer statement. Questions regarding this filing may be directed to Jonathan Simon at Schulte Roth & Zabel LLP at (212) 756-2047.

Sincerely,



Lesli Hosford McLinden
Senior Counsel


Encl.